UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/11

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	89

Form 13F Information Table Value Total:	79,681,192


         Form 13F Information Table
       Moon Capital Management, LLC
        13F CIK Number: 0001410588
              June 30, 2011


<c>NAME OF ISSUER                       <c>TITLE OF CL<c>CUSIP    <c>VALUE   <c>SHRS or P<c>INVESTMENT DI<c>OTHER MA<c>VOTING AUTH
FFCB				Fixed Income	31331XDV1	 305 	 300,000 		  Sole  	  -    	Sole
5.670% Due 11-17-21
FHLB				Fixed Income	313373GV8	 254 	 250,000 		  Sole  	  -    	Sole
3.600% Due 04-27-18
FHLB				Fixed Income	3133XGVG6	 506 	 500,000 		  Sole  	  -    	Sole
5.500% Due 09-26-16
FHLB step - 1.625% 9/11, 2% 9/	Fixed Income	313370ZQ4	 201 	 200,000 		  Sole  	  -    	Sole
1.250% Due 09-28-17
FHLMC, steps to 1.5% 7/11, 2% 	Fixed Income	3133F4VX6	 500 	 500,000 		  Sole  	  -    	Sole
1.000% Due 07-15-15
FHLMC, steps to 2.5% 10/14, 3%	Fixed Income	3133F4A27	 331 	 350,000 		  Sole  	  -    	Sole
2.000% Due 10-15-20
FHLMC, steps to 3% 7/12, 4% 7/	Fixed Income	3134G1KK9	 480 	 480,000 		  Sole  	  -    	Sole
2.000% Due 07-14-20
FHLMC, steps to 3% 7/12, 4.25%	Fixed Income	3134G1LK8	 250 	 250,000 		  Sole  	  -    	Sole
2.000% Due 07-27-18
FNMA				Fixed Income	31359M2B8	 245 	 240,000 		  Sole  	  -    	Sole
5.625% Due 11-15-21
FNMA				Fixed Income	31359MNU3	 584 	 555,000 		  Sole  	  -    	Sole
5.250% Due 08-01-12
FNMA, steps to 3% 12/11, 4% 6/	Fixed Income	3136FRPK3	 497 	 500,000 		  Sole  	  -    	Sole
1.000% Due 06-13-19
FNMA, steps to 3% 4/12, 4% 4/1	Fixed Income	3136FRFW8	 253 	 250,000 		  Sole  	  -    	Sole
2.000% Due 04-26-21
FNMA, steps to 3% 8/12, 4% 8/1	Fixed Income	3136FPAU1	 526 	 525,000 		  Sole  	  -    	Sole
2.000% Due 08-25-20
FNMA, steps to 3% 9/13, 4% 9/1	Fixed Income	3136FPJZ1	 383 	 390,000 		  Sole  	  -    	Sole
2.500% Due 09-29-20
FNMA, steps to 5% 3/13, 6.5% 3	Fixed Income	3136FRDR1	 452 	 450,000 		  Sole  	  -    	Sole
2.000% Due 03-29-21
Fannie Mae, steps to 2% 9/11, 	Fixed Income	3136FPLH8	 500 	 500,000 		  Sole  	  -    	Sole
1.000% Due 09-30-20
American Express		Fixed Income	025816AV1	 212 	 210,000 		  Sole  	  -    	Sole
5.250% Due 09-12-11
Barclays Bank, 3 month Libor +	Fixed Income	06740PMS2	 745 	 740,000 		  Sole  	  -    	Sole
2.500% Due 09-17-15
Ford Motor Credit		Fixed Income	345397TY9	 253 	 250,000 		  Sole  	  -    	Sole
7.250% Due 10-25-11
GE Capital Corp, 3 Month Libor	Fixed Income	36962G4N1	 498 	 500,000 		  Sole  	  -    	Sole
2.500% Due 08-11-15
GMAC				Fixed Income	3704A0E73	 345 	 345,000 		  Sole  	  -    	Sole
8.650% Due 08-15-15
General Electric Capital Corp	Fixed Income	36962GZ56	 314 	 309,000 		  Sole  	  -    	Sole
5.500% Due 11-15-11
Memphis TN Electric		Fixed Income	586158KW6	 224 	 210,000 		  Sole  	  -    	Sole
5.000% Due 12-01-12
Memphis TN GO			Fixed Income	586145RE6	 305 	 300,000 		  Sole  	  -    	Sole
5.000% Due 11-01-11
Roane County, TN		Fixed Income	769773VE9	 989 	 935,000 		  Sole  	  -    	Sole
3.000% Due 06-01-14
3M Company			Equities	88579y101	 212 	 2,230 		  	  Sole  	  -    	Sole
AT&T				Equities	00206r102	 643 	 20,479 		  Sole  	  -    	Sole
American Express		Equities	025816109	 3,120 	 60,355 		  Sole  	  -    	Sole
Avery Dennison Corp.		Equities	053611109	 240 	 6,200 		  	  Sole  	  -    	Sole
BB and T Corp			Equities	054937107	 421 	 15,680 		  Sole  	  -    	Sole
Berkshire Hathaway		Equities	084670207	 2,707 	 34,980 		  Sole  	  -    	Sole
Berkshire Hathaway Cl A		Equities	084670108	 232 	 2 		      	  Sole  	  -    	Sole
Boston Scientific Corp		Equities	101137107	 2,384 	 345,045 		  Sole  	  -    	Sole
Cemex				Equities	151290889	 1,643 	 191,018 		  Sole  	  -    	Sole
Cisco Sys Inc			Equities	17275R10	 1,126 	 72,110 		  Sole  	  -    	Sole
Coca-Cola			Equities	19126100	 310 	 4,602 		    	  Sole  	  -    	Sole
ConocoPhillips			Equities	20825c104	 2,424 	 32,244 		  Sole  	  -    	Sole
Dell, Inc.			Equities	24702r101	 2,882 	 172,885 		  Sole  	  -    	Sole
Energizer			Equities	29266r108	 1,977 	 27,320 		  Sole  	  -    	Sole
Expedia Inc			Equities	30212p105	 2,015 	 69,510 		  Sole  	  -    	Sole
Exxon Mobil Corp.		Equities	30231g102	 646 	 7,938 		  	  Sole  	  -    	Sole
General Electric		Equities	369604103	 2,987 	 158,384 		  Sole  	  -    	Sole
Hudson City Bancorp Inc		Equities	443683107	 1,014 	 123,795 		  Sole  	  -    	Sole
International Business Machine	Equities	459200101	 590 	 3,439 		  	  Sole  	  -    	Sole
JP Morgan & Co			Equities	46625h100	 2,416 	 59,005 		  Sole  	  -    	Sole
Johnson & Johnson		Equities	478160104	 391 	 5,878 		 	  Sole  	  -    	Sole
Legg Mason Inc.			Equities	524901105	 2,314 	 70,630 		  Sole  	  -    	Sole
Microsoft			Equities	594918104	 2,606 	 100,213 		  Sole  	  -    	Sole
Pepsico Inc			Equities	713448108	 355 	 5,047 		 	  Sole  	  -    	Sole
Pfizer Inc.			Equities	717081103	 2,557 	 124,116 		  Sole  	  -    	Sole
Plum Creek Timber Co. REIT	Equities	729251108	 2,422 	 59,749 		  Sole  	  -    	Sole
ProShares UltraShort Barclays 	Equities	74347r297	 1,551 	 44,955 		  Sole  	  -    	Sole
Quest Diagnostics Inc.		Equities	74834l100	 2,522 	 42,665 		  Sole  	  -    	Sole
RenaissanceRe Holdings Ltd	Equities	g7496g103	 1,939 	 27,720 		  Sole  	  -    	Sole
S&P 500 Depository Receipt	Equities	78462f103	 257 	 1,950 		  	  Sole  	  -    	Sole
SPDR Gold Shares 		Equities	78463v107	 355 	 2,430 		  	  Sole  	  -    	Sole
Southern Co.			Equities	842587107	 359 	 8,885 		  	  Sole  	  -    	Sole
Southwestern Energy Co.		Equities	845467109	 425 	 9,912 		  	  Sole  	  -    	Sole
Swiss Reinsurance		Equities	H84046137	 2,479 	 44,435 		  Sole  	  -    	Sole
UnitedHealth Group		Equities	91324p102	 4,181 	 81,060 		  Sole  	  -    	Sole
VCA Antech Inc			Equities	918194101	 209 	 9,880 		  	  Sole  	  -    	Sole
Verizon Communications		Equities	92343v104	 1,381 	 37,088 		  Sole  	  -    	Sole
Wells Fargo			Equities	949746101	 202 	 7,188 		  	  Sole  	  -    	Sole
iPath DJ AIG Natural Gas TR Su	Equities	06739H644	 1,476 	 197,590 		  Sole  	  -    	Sole
Columbia Acorn Fund Class Z	Equities	197199409	 772 	 28,497 		  Sole  	  -    	Sole
Columbia Acorn Select Fund Z	Equities	197199854	 291 	 10,312 		  Sole  	  -    	Sole
Heartland Value Fund		Equities	422352831	 529 	 11,387 		  Sole  	  -    	Sole
NB Partners Fund Inv Class	Equities	641224787	 321 	 11,179 		  Sole  	  -    	Sole
Vanguard International Growth 	Equities	921910204	 382 	 18,846 		  Sole  	  -    	Sole
Vanguard PrimeCap Fund		Fixed Income	921936100	 354 	 5,096 		  	  Sole  	  -    	Sole
Vanguard Wellington Fund	Equities	921935102	 349 	 10,839 		  Sole  	  -    	Sole
Vanguard Windsor Fund		Equities	922018403	 252 	 5,346 		  	  Sole  	  -    	Sole
Vanguard Long-Term Tax-Exempt 	Equities	922907308	 311 	 28,491 		  Sole  	  -    	Sole
Baron Asset Fund		Equities	068278100	 741 	 12,429 		  Sole  	  -    	Sole
Brandywine Blue 		Equities	10532b101	 237 	 9,053 		  	  Sole  	  -    	Sole
Legg Mason Value Trust 		Equities	524659109	 319 	 6,863 		  	  Sole  	  -    	Sole
Longleaf Partners Fund		Equities	543069405	 749 	 24,063 		  Sole  	  -    	Sole
Olstein All Cap Value Fund	Equities	681383204	 802 	 54,880 		  Sole  	  -    	Sole
Schwab 1000 Fund		Equities	808517106	 230 	 5,843 		   	  Sole  	  -    	Sole
Schwab S&P 500 Index Fund	Equities	808509855	 587 	 28,310 		  Sole  	  -    	Sole
Third Avenue Value Fund		Equities	884116104	 1,412 	 27,219 		  Sole  	  -    	Sole
Vanguard Wellesley Income Fund	Other		921938205	 263 	 5,175 		  	  Sole  	  -    	Sole
Vanguard Windsor II Fund	Equities	922018205	 289 	 10,632 		  Sole  	  -    	Sole
Weitz Value Portfolio		Equities	94904p203	 1,247 	 41,228 		  Sole  	  -    	Sole
Janus Overseas Fund		Equities	471023846	 243 	 5,164 		  	  Sole  	  -    	Sole
Oakmark International		Equities	413838202	 210 	 10,342 		  Sole  	  -    	Sole
Dupree TN Tax Free Short to Me	Fixed Income	266155605	 673 	 62,069 		  Sole  	  -    	Sole